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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 2-66269


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[MORGAN STANLEY LOGO OMITTED]                               January 15, 2004
                                                                  SUPPLEMENT

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                       SUPPLEMENT DATED JANUARY 15, 2004

                              TO THE PROSPECTUS OF

                   MORGAN STANLEY AMERICAN OPPORTUNITIES FUND

                            Dated February 28, 2003



     The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" hereby is replaced by the following:


         The Fund is managed by the Sector Rotation team. Current members of the team include Michelle Kaufman, Managing Director of the Investment Manager and Alison E. Williams, Executive Director of the Investment Manager.
















                                                               37920SPT